SCHEDULE OF FAIR VALUE CONVERSION (Details) - 12 months ended Dec. 31, 2023 $ in Thousands		USD ($)	$ / shares	Total	$ / shares
Business Combination [Line Items]
Fair value (US dollars)		$ 1
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Equity securities, measurement input				1.3570
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Equity securities, measurement input				0.0508
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Equity securities, measurement input				0.000
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Contractual term	[1]	3 months
Measurement Input, Conversion Price [Member]
Business Combination [Line Items]
Equity securities, measurement input			0.04		0.054
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Equity securities, measurement input			0.01		0.01

[1]	As of December 31, 2023 the Company estimated that the probability that the Debenture would be converted following 12 months is minimal.